Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Estimated Useful Lives and Methods of Depreciation [Table Text Block]
Description	Life in Years			Method

Banking Premises	15	-	40	Straight-Line and Accelerated
Furniture and Equipment	5	-	10	Straight-Line and Accelerated